Income Tax - Summary of Deductible Temporary Differences and Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Abstract]
Deductible temporary differences	¥ 59,507	¥ 135,389
Carryforward of unused tax losses	20,350	141,868
Total	¥ 79,857	¥ 277,257